INTANGIBLE ASSETS - Reconciliation (Details) - AUD ($)		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of patents
Less: amortization expense charged		$ (63,783)	$ (127,564)
Less: impairment expense	$ (544,694)	(544,694)
Patents
Reconciliation of patents
Net carrying amount at the beginning of the period		91,840
Less: amortization expense charged		(12,119)
Less: impairment expense		(79,721)
Net carrying amount at the end of the period			91,840
Other intangible assets
Reconciliation of patents
Net carrying amount at the beginning of the period		516,637
Less: amortization expense charged		(51,664)
Less: impairment expense		$ (464,973)
Net carrying amount at the end of the period			$ 516,637